Organization and Business Overview (Tables)	6 Months Ended
May 31, 2026
Organization and Business Overview [Abstract]
Schedule of Company has Direct Interests Subsidiaries

As of May 31, 2026, the Company had interests (direct and indirect) in the following subsidiaries:

Name	Place and date of formation	Issued ordinary share capital		Ownership	Principal activity
Intelligent Joy Limited (“IJL”)	Hong Kong, October 24, 2016	HK$	2,010,003	100% owned by IGL	Financial PR services
Intelligent Tech Limited (“ITL”)	Hong Kong, June 16, 2018	HK$	100	100% owned by IGL	Financial PR services
LQ Capital Limited	Hong Kong, March 2, 2020	HK$	100	100% owned by IGL	Money lender’s license
Shenzhen Huiyue Technology Limited	PRC, March 30,2018	RMB$	1,000,000	100% owned by IGL	Provision of Finance PR services and support
Hong Kong Mayflower Financial Holding Company Limited	Hong Kong, January 12, 2026	HK$	10,000	100% owned by ITL	Financial service activities
Hong Kong Zhiyun Fintax Limited	Hong Kong, March 9, 2026	HK$	10,000	100% owned by ITL	Financial service activities
Qisheng Tax Services Limited	Hong Kong, May 28, 2026	HK$	10,000	100% owned by ITL	Provision of financial consulting services
Intelligent Management Limited Liability Company(“IMLL”)	Kyrgyz Republic, March 31, 2026	KGS	10,000	100% owned by ITL	Trading business
United Planning Company Limited	Hong Kong, November 21, 2022	HK$	10,000	100% owned by Hong Kong Mayflower Financial Holding Company Limited	Money lender’s license
Huiyue Finance Company Limited Liability	Kyrgyz Republic, April 8, 2026	KGS	875,000	100% owned by IMLL	Trading and financial services activities